Note 3 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives of Fixed Assets	12 Months Ended
Dec. 31, 2015
Furniture and Fixtures [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives of Fixed Assets [Line Items]
Property and equipment	3 years
Computer Equipment [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives of Fixed Assets [Line Items]
Property and equipment	3 years